Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property and Equipment
Property and Equipment

Note 6 — Property and Equipment

Net property and equipment as of June 30, 2011 and December 31, 2010 consists of the following:

(in thousands)	June 30, 2011	December 31, 2010

Oil and gas properties
Proved oil and gas properties	$81,548	$43,535
Unproved properties not subject to depletion	2,183	2,164
Accumulated depreciation, depletion, amortization and impairment	(30,166)	(22,121)
Net oil and gas properties	53,565	23,578

Furniture and fixtures, computer hardware and software, and other equipment	528	488
Accumulated depreciation and amortization	(407)	(407)
Net other property and equipment	121	81

Total net property and equipment	$53,686	$23,659

As of June 30, 2011 and December 31, 2010, the Company had approximately $2.2 million of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

The Company capitalized overhead applicable to acquisition, development and exploration activities of approximately $198,000 and $195,000 for the six months ended June 30, 2011 and 2010, respectively.

Note 5 — Property and Equipment

Net property and equipment at December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Oil and gas properties:
Proved oil and gas properties	$43,535,107	$60,795,447
Unproved properties not subject to depletion	2,163,899	5,135,018
Accumulated depreciation, depletion, amortization and impairment	(22,120,742)	(24,057,894)
Net oil and gas properties	23,578,264	41,872,571

Furniture and fixtures, computer hardware and software, and other equipment	488,194	519,039
Accumulated depreciation and amortization	(407,491)	(390,852)
Net other property and equipment	80,703	128,187

Total net property and equipment	$23,658,967	$42,000,758

At December 31, 2010 and 2009, the Company had approximately $2.2 million and $5.1 million, respectively, of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

During the years ended December 31, 2010 and 2009, overhead applicable to acquisition, development and exploration activities in the amounts of approximately $436,000 and $670,000, respectively, was capitalized to oil and gas properties.

Depreciation, depletion and amortization expense related to oil and gas properties for the years ended December 31, 2010 and 2009 was approximately $1.5 million, or $1.52 per equivalent Mcfe, and $2.6 million, or $1.96 per equivalent Mcfe, respectively.  Depreciation and amortization expense related to furniture and fixtures, computer hardware and software and other equipment for the years ended December 31, 2010 and 2009 was approximately $50,000 and $85,000, respectively.